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                            REX D. HEMME, FSA, MAAA
                           Vice President and Actuary
                            Life Product Development
                      American National Insurance Company
May 10, 1999

Via EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N W
Washington, D.C.   20549

     Re: American National Variable Annuity Separate Account ("Registrant") File Numbers: 333-10581 and 811-07600
          CIK Number: 899732

Dear Ladies and Gentlemen:

     I am writing this letter as a Vice President and Actuary of American National Insurance Company, as the depositor of the Registrant and on behalf of the Registrant.

     Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act.

     Registrant hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the amendment would not have been different from that contained in the Amendment, and

     (2) the Amendment, which is designed as Post-Effective Amendment No. 3 under the 1933 Act and as Amendment No. 13 under the Investment Company Act of 1940, was filed electronically on April 30, 1999.

     Please direct any inquiry regarding the foregoing to the undersigned at
(409) 766-6627 or to Greg Garrison of Greer, Herz & Adams, L.L.P. at
(409) 797-3248.

                              Very truly yours,


                              /s/ REX D. HEMME
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                              Rex D. Hemme